DEFERRED REVENUE	12 Months Ended
Jul. 31, 2019
DEFERRED REVENUE
DEFERRED REVENUE

NOTE 10 – DEFERRED REVENUE

Deferred revenue consists of amounts received from customers for going public consulting services not yet completed as of the balance sheet dates. Such amount represents the Company’s unsatisfied performance obligations. Deferred revenue amounted to $415,392 and $547,235 as of July 31, 2019 and 2018, respectively.